Equity (Schedule of Accumulated other comprehensive income (loss) (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning of period	$ (7,023)	$ (13,479)
Other comprehensive income (loss) before reclassifications	(2,273)	6,097
Amounts reclassified from accumulated other comprehensive loss	481	(894)
Other comprehensive income (loss)	(1,792)	5,203
Balance as of end of period	(8,815)	(8,276)
Net unrealized gain (loss) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning of period	330	(24)
Other comprehensive income (loss) before reclassifications	(733)	994
Amounts reclassified from accumulated other comprehensive loss	386	(894)
Other comprehensive income (loss)	(347)	100
Balance as of end of period	(17)	76
Foreign currency translation adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning of period	(7,353)	(13,455)
Other comprehensive income (loss) before reclassifications	(1,540)	5,103
Amounts reclassified from accumulated other comprehensive loss	95
Other comprehensive income (loss)	(1,445)	5,103
Balance as of end of period	$ (8,798)	$ (8,352)